Earnings per Share	12 Months Ended
Apr. 30, 2017
Earnings Per Share [Abstract]
Earnings per Share

NOTE 6	EARNINGS PER SHARE
The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2017	2016	2015
Net income	$592.3	$688.7	$344.9
Less: Net income allocated to participating securities	2.8	3.0	2.2
Net income allocated to common stockholders	$589.5	$685.7	$342.7
Weighted-average common shares outstanding	115,471,395	118,918,701	103,038,271
Add: Dilutive effect of stock options	107,029	41,113	5,283
Weighted-average common shares outstanding – assuming dilution	115,578,424	118,959,814	103,043,554
Net income per common share	$5.11	$5.77	$3.33
Net income per common share – assuming dilution	$5.10	$5.76	$3.33